DISCONTINUED OPERATIONS (Details Narrative) - USD ($) $ in Millions			1 Months Ended
	Jul. 05, 2024	Apr. 10, 2023	Sep. 30, 2023	Aug. 28, 2023	Jul. 31, 2023
Cash consideration for the equity interests		$ 11.3		$ 0.7
Disposition of the automobile segment description	the Company terminated the automobile business and transferred the 100% of the equity interests of Happiness Hong Kong and its subsidiaries together with the automobile-related business to a third party for HK$ 10,000 consideration by the strategic decision
Health Care [Member]
Cash consideration received for the disposal					$ 11.3
E Commerce [Member]
Cash consideration received for the disposal			$ 0.7